Document and Entity Information	Jun. 10, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001653384
Document Type	8-K
Document Period End Date	Jun. 10, 2025
Entity Registrant Name	RUNWAY GROWTH FINANCE CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01180
Entity Tax Identification Number	47-5049745
Entity Address, Address Line One	205 N. Michigan Ave.
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	698-6902
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RWAY
Security Exchange Name	NASDAQ
M 7.50 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.50% Notes due 2027
Trading Symbol	RWAYL
Security Exchange Name	NASDAQ
M 8.00 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Notes due 2027
Trading Symbol	RWAYZ
Security Exchange Name	NASDAQ